Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue
Summary of Revenue Recognized for Respective Period, Disaggregated by Timing of Recognition and by Type of Performance Obligation

	Three Months Ended March 31,
	2026	2025
Performance obligations satisfied at point in time	$—	$78,249
Performance obligations satisfied over time	20,325	32,455
Total	$20,325	$110,704

The following table summarizes revenue recognized for each respective period, disaggregated by timing of recognition (point-in-time versus over-time) and by type of performance obligation:

	Years Ended December 31,
	2025	2024
Performance obligations satisfied at point in time	$176,230	$267,945
Performance obligations satisfied over time	133,690	61,465
Total	$309,920	$329,410

Summary of Changes in Deferred Revenue

	Three Months Ended March 31,
	2026	2025
Balance, beginning of period	$23,272	$—
Deferral of revenue	(576)	110,704
Recognition of unearned revenue	(20,325)	(110,704)
Balance, end of period	$2,371	$—

The following table summarizes the changes in deferred revenue:

	Years Ended December 31,
	2025	2024
Balance, beginning of year	$—	$—
Deferral of revenue	333,192	329,410
Recognition of unearned revenue	(309,920)	(329,410)
Balance, end of year	$23,272	$—